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April 15, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Matthews International Funds — File Nos. 033-78960 and 811-08510

Ladies and Gentlemen:

We are counsel to the Matthews International Funds (d/b/a Matthews Asia Funds) (the “Trust”) and hereby submit for review the enclosed Post-Effective Amendment No. 93 to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act of 1933, as amended.

The purpose of the Amendment is to seek review by the staff of the Securities and Exchange Commission of an additional prospectus and statement of additional information with respect to three new series of the Trust, which have been designated the Matthews Emerging Markets Equity Active ETF, Matthews Asia Innovators Active ETF and Matthews China Active ETF.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP